Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Nov. 30, 2019	Sep. 01, 2019	Aug. 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018
Current
Cash	$ 47	$ 132	$ 1,446	$ 1,446	$ 1,288	$ 1,189	$ 384
Accounts receivable	300		287	287
Inventories	70		86	86
Other current assets	268		275	291
Current portion of contract assets	128		106	106
Total current assets	813		2,200	2,216
Investments and other assets	42		37	37
Property, plant and equipment	6,197		6,221	4,883
Other long-term assets	205		195	195
Deferred tax assets	1		4	4
Intangibles	7,975		7,979	7,979
Goodwill	280		280	280
Contract assets	76		52	52
Total assets	15,589		16,968	15,646
Current
Short-term borrowings	255		40	40
Accounts payable and accrued liabilities	865		1,015	1,015
Provisions (note 7)	133		219	224
Income taxes payable	27		71	82
Current portion of contract liabilities	203		223	223
Current portion of long-term debt (notes 8 and 15)	1		1,251	1,251
Current portion of lease liabilities (notes 2 and 5)	114		113	0
Total current liabilities	1,598		2,932	2,835
Long-term debt	4,050		4,057	4,057
Lease liabilities (notes 2 and 5)	1,191		1,211	0
Other long-term liabilities	82		73	75
Provisions (note 7)	81		79	79
Deferred credits	416		425	425
Contract liabilities	15		15	15
Deferred income tax liabilities	1,943		1,913	1,875
Total liabilities	9,376		10,705	9,361
Equity [Abstract]
Common and preferred shareholders	6,213		6,260	6,282
Non-controlling interests in subsidiaries	0		3	3
Total shareholders' equity	6,213		6,263	6,285	$ 6,127		5,970
Total equity and liabilities	$ 15,589		16,968	15,646
As reported [Member]
Current
Cash				1,446
Accounts receivable				287
Inventories				86
Other current assets				291
Current portion of contract assets				106
Total current assets				2,216
Investments and other assets				37
Property, plant and equipment				4,883
Other long-term assets				195
Deferred tax assets				4
Intangibles				7,979
Goodwill				280
Contract assets				52
Total assets				15,646
Current
Short-term borrowings				40
Accounts payable and accrued liabilities				1,015
Provisions (note 7)				224
Income taxes payable				82
Current portion of contract liabilities				223
Current portion of long-term debt (notes 8 and 15)				1,251
Current portion of lease liabilities (notes 2 and 5)				0
Total current liabilities				2,835
Long-term debt				4,057
Lease liabilities (notes 2 and 5)				0
Other long-term liabilities				75
Provisions (note 7)				79
Deferred credits				425
Contract liabilities				15
Deferred income tax liabilities				1,875
Total liabilities				9,361
Equity [Abstract]
Common and preferred shareholders				6,282
Non-controlling interests in subsidiaries				3
Total shareholders' equity				6,285			$ 6,285
Total equity and liabilities				$ 15,646
Effect of IFRS 16 Transition [Member]
Current
Cash			0
Accounts receivable			0
Inventories			0
Other current assets			(16)
Current portion of contract assets			0
Total current assets			(16)
Investments and other assets			0
Property, plant and equipment			1,338
Other long-term assets			0
Deferred tax assets			0
Intangibles			0
Goodwill			0
Contract assets			0
Total assets			1,322
Current
Short-term borrowings			0
Accounts payable and accrued liabilities			0
Provisions (note 7)			0
Income taxes payable			0
Current portion of contract liabilities			0
Current portion of long-term debt (notes 8 and 15)			0
Current portion of lease liabilities (notes 2 and 5)			113
Total current liabilities			113
Long-term debt			0
Lease liabilities (notes 2 and 5)			1,211
Other long-term liabilities			(2)
Provisions (note 7)			0
Deferred credits			0
Contract liabilities			0
Deferred income tax liabilities			0
Total liabilities			1,322
Equity [Abstract]
Common and preferred shareholders			0
Non-controlling interests in subsidiaries			0
Total shareholders' equity			0
Total equity and liabilities			1,322
Effect of IFRIC 23 Transition [Member]
Current
Cash			0
Accounts receivable			0
Inventories			0
Other current assets			0
Current portion of contract assets			0
Total current assets			0
Investments and other assets			0
Property, plant and equipment			0
Other long-term assets			0
Deferred tax assets			0
Intangibles			0
Goodwill			0
Contract assets			0
Total assets			0
Current
Short-term borrowings			0
Accounts payable and accrued liabilities			0
Provisions (note 7)			(5)
Income taxes payable			(11)
Current portion of contract liabilities			0
Current portion of long-term debt (notes 8 and 15)			0
Current portion of lease liabilities (notes 2 and 5)			0
Total current liabilities			(16)
Long-term debt			0
Lease liabilities (notes 2 and 5)			0
Other long-term liabilities			0
Provisions (note 7)			0
Deferred credits			0
Contract liabilities			0
Deferred income tax liabilities			38
Total liabilities			22
Equity [Abstract]
Common and preferred shareholders			(22)
Non-controlling interests in subsidiaries			0
Total shareholders' equity			(22)
Total equity and liabilities			$ 0